Summary of Property and Equipment (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Property, Plant, and Equipment [Line Items]
Less: accumulated depreciation		$ (4,536)	$ (30,935)
Property and equipment, net		8,246	3,539
Computer Equipment [Member]
Property, Plant, and Equipment [Line Items]
Computers and equipment		$ 12,782	$ 34,474